Stock-Based Compensation (Details) - Adagio Medical Inc	1 Months Ended
	Apr. 30, 2022 shares	Apr. 30, 2022 item shares	Apr. 30, 2022 shares	Apr. 30, 2022 employee shares	Jan. 31, 2011 shares
Stock-Based Compensation
Expected dividend yield			0.00%
2012 Plan
Stock-Based Compensation
Maximum number of shares that can be granted					1,255,000
Maximum term					10 years
2022 Plan
Stock-Based Compensation
Maximum number of shares that can be granted	203,855	203,855	203,855	203,855
Maximum term	10 years
Number of non employees whose performance obligation were deemed to be immaterial		2		2
Vesting period	4 years
2022 Plan | Stock options
Stock-Based Compensation
Maximum term	10 years
Vesting period	4 years